Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Feb. 01, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Jan. 31, 2019
Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | CLASS F
Prospectus:
Trading Symbol	SVTAX
Class F Prospectus | SIMT ENHANCED INCOME FUND | CLASS F
Prospectus:
Trading Symbol	SEEAX
Class F Prospectus | SIMT CORE FIXED INCOME FUND | CLASS F
Prospectus:
Trading Symbol	TRLVX
Class F Prospectus | SIMT HIGH YIELD BOND FUND | CLASS F
Prospectus:
Trading Symbol	SHYAX
Class F Prospectus | SIMT Dynamic Asset Allocation Fund | Class F
Prospectus:
Trading Symbol	SDYAX
Class F Prospectus | SIMT Multi-Strategy Alternative Fund | Class F
Prospectus:
Trading Symbol	SMSAX
Class F Prospectus | SIMT Long/Short Alternative Fund | Class F
Prospectus:
Trading Symbol	SNAAX
Class F Prospectus | SIMT MULTI-ASSET INCOME FUND | Class F
Prospectus:
Trading Symbol	SIOAX
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SGMIX
Class I Prospectus | SIMT ENHANCED INCOME FUND | Class I
Prospectus:
Trading Symbol	SEIIX
Class I Prospectus | SIMT HIGH YIELD BOND FUND | Class I
Prospectus:
Trading Symbol	SEIYX
Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SGLYX
Class Y Prospectus | SIMT ENHANCED INCOME FUND | Class Y
Prospectus:
Trading Symbol	SNHYX
Class Y Prospectus | SIMT HIGH YIELD BOND FUND | Class Y
Prospectus:
Trading Symbol	SIYYX
Class Y Prospectus | SIMT Dynamic Asset Allocation Fund | Class Y
Prospectus:
Trading Symbol	SDYYX
Class Y Prospectus | SIMT Multi-Strategy Alternative Fund | Class Y
Prospectus:
Trading Symbol	SMUYX
Class Y Prospectus | SIMT Long/Short Alternative Fund | Class Y
Prospectus:
Trading Symbol	SLSFX
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Class Y
Prospectus:
Trading Symbol	SLIYX